Consolidated shareholders’ equity - Summary of Expense Recognized Through Equity for Stock Option Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Expense recognized through equity	€ 5.0	€ 4.0	€ 4.0
Expense recognized through equity of which expense for the current-year plan	1.7	0.2	0.7
Unrecognized cost of unvested options	€ 0.3	€ 4.0	€ 8.0
Weighted average amortization period of unrecognized cost	1 year 2 months 12 days	2 years 3 months 18 days	2 years 6 months
Current income tax gain relating to exercise of stock options	€ 4.0	€ 1.0	€ 6.0